UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         London, United Kingdom  W1S 3LG

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     May 07, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $734,781 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    57173   880261 SH       SOLE                   748405    24600   107256
AMDOCS LTD                     ORD              G02602103    48381  1705967 SH       SOLE                  1450754    47587   207626
AUTODESK INC                   COM              052769106    39761  1263041 SH       SOLE                  1144804    22071    96166
BECTON DICKINSON & CO          COM              075887109    27288   317854 SH       SOLE                   268944     8850    40060
BLACKBAUD INC                  COM              09227Q100    24915  1026173 SH       SOLE                   871345    29090   125738
CISCO SYS INC                  COM              17275R102    58519  2429200 SH       SOLE                  2055600    67050   306550
DONALDSON INC                  COM              257651109    15999   397185 SH       SOLE                   332521    12977    51687
GENERAL ELECTRIC CO            COM              369604103    47114  1273009 SH       SOLE                  1081877    35706   155426
GREENHILL & CO INC             COM              395259104    46348   666305 SH       SOLE                   575431    16477    74397
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     7093    72200 SH       SOLE                    61300     2000     8900
ITRON INC                      COM              465741106    21357   236700 SH       SOLE                   201350     6600    28750
JOHNSON CTLS INC               COM              478366107    93804  2775279 SH       SOLE                  2423832    63550   287897
JONES LANG LASALLE INC         COM              48020Q107    19490   252000 SH       SOLE                   214200     7000    30800
MILLIPORE CORP                 COM              601073109    40035   593907 SH       SOLE                   505277    16498    72132
MUELLER WTR PRODS INC          COM SER B        624758207     7237   918400 SH       SOLE                   780959    25729   111712
NORTHERN TR CORP               COM              665859104    25916   389897 SH       SOLE                   331354    10927    47616
PRICE T ROWE GROUP INC         COM              74144T108    26460   529200 SH       SOLE                   450050    14750    64400
SPDR TR                        UNIT SER 1       78462F103      726     5500 SH       SOLE                        0     5500        0
STAPLES INC                    COM              855030102    38048  1720871 SH       SOLE                  1462154    48310   210407
TECHNE CORP                    COM              878377100    27170   403350 SH       SOLE                   342683    11342    49325
VARIAN MED SYS INC             COM              92220P105    27100   578565 SH       SOLE                   491263    16300    71002
WATERS CORP                    COM              941848103    34847   625619 SH       SOLE                   529321    17445    78853